Accrued and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Compensation and benefits		$ 15,220	$ 17,278
Legal and professional fees		426	1,994
Environmental liabilities		1,117	1,984
Rebates and allowances		4,155	2,476
Customer bill-backs		749	651
Other non-income taxes		1,710	2,407
Interest payable		501	86
Other		4,165	4,253
Accrued Liabilities, Current	$ 27,570	$ 28,043	$ 31,129